Share-Based and Long-Term Compensation Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	May 01, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)					600,000
Term of equity plan	10 years 0 months 0 days
Value of equity-incentive awards granted during the period	$ 222,000
Average price per share of stock awards granted during the period (in dollars per share)	$ 10.15
Vesting period	4 years 0 months 0 days
Market Condition Goals [Abstract]
Absolute compounded annual TRS threshold for achievement of performance goals, first condition (in hundredths)	14.00%
Annual performance achievement vesting percentage (in hundredths)	50.00%
Basis spread over RMS, second condition (in hundredths)	0.05%
Absolute compounded annual TRS threshold, third condition	19.00%
Basis spread over RMS, third condition (in hundredths)	0.06%
Aggregate cash incentive earned, maximum	7,100,000
Absolute compounded annual TRS goal (in hundredths)	23.00%
Basis spread over RMS, maximum (in hundredths)	0.06%
Share-based compensation expense	432,000		1,341,000	1,319,000
Nonvested awards total compensation expense not yet recognized	1,100,000
Nonvested awards, period over which expense will be recognized	1 year 6 months 0 days
Restricted shares and deferred incentive share unit activity [Roll Forward]
Balance at end of period (in shares)	281,233
Vesting schedule for restricted shares and deferred incentive share units [Abstract]
2013	131,066
2014	131,065
2015	11,781
2016	7,321
Total share based payment awards, other than options	281,233
Defined Contribution Plan [Abstract]
Percentage of matching contribution of employee's contribution (in hundredths)	50.00%
Percentage of maximum annual contribution per employee (in hundredths)	10.00%
Total expense under the plan	554,000		518,000	404,000
Minimum
Market Condition Goals [Abstract]
Absolute return goal (in hundredths)	10.00%
Relative return goal, basis	RMS
Relative return goal, basis spread (in hundredths)	0.01%
Target [Member]
Market Condition Goals [Abstract]
Absolute return goal (in hundredths)	12.00%
Relative return goal, basis	RMS
Relative return goal, basis spread (in hundredths)	0.02%
Maximum
Market Condition Goals [Abstract]
Absolute return goal (in hundredths)	14.00%
Relative return goal, basis	RMS
Relative return goal, basis spread (in hundredths)	0.03%
Absolute Total Return Goal [Member] | Minimum
Market Condition Goals [Abstract]
Goal award earnings (in hundredths)	15.00%
Absolute Total Return Goal [Member] | Target [Member]
Market Condition Goals [Abstract]
Goal award earnings (in hundredths)	60.00%
Absolute Total Return Goal [Member] | Maximum
Market Condition Goals [Abstract]
Goal award earnings (in hundredths)	100.00%
Relative Total Return Goal [Member] | Minimum
Market Condition Goals [Abstract]
Goal award earnings (in hundredths)	20.00%
Relative Total Return Goal [Member] | Target [Member]
Market Condition Goals [Abstract]
Goal award earnings (in hundredths)	55.00%
Relative Total Return Goal [Member] | Maximum
Market Condition Goals [Abstract]
Goal award earnings (in hundredths)	100.00%
Time Based Awards [Member]
Restricted shares and deferred incentive share unit activity [Roll Forward]
Balance at end of period (in shares)	47,202
Vesting schedule for restricted shares and deferred incentive share units [Abstract]
2013	14,052
2014	14,048
2015	11,781
2016	7,321
Total share based payment awards, other than options	47,202
Market Condition Awards [Member]
Restricted shares and deferred incentive share unit activity [Roll Forward]
Balance at end of period (in shares)	234,031	[1]
Vesting schedule for restricted shares and deferred incentive share units [Abstract]
2013	117,014	[1]
2014	117,017	[1]
2015	0	[1]
2016	0	[1]
Total share based payment awards, other than options	234,031	[1]
Restricted Shares [Member]
Market Condition Goals [Abstract]
Fair value of incentive awards at period end	2,300,000
Restricted shares and deferred incentive share unit activity [Roll Forward]
Balance at beginning of period (in shares)	454,070		479,930	308,975
Granted (in shares)	21,900		235,168	345,120
Vested (in shares)	(56,013)		(99,202)	(152,941)
Forfeited (in shares)	(138,724)		(161,826)	(21,224)
Balance at end of period (in shares)	281,233		454,070	479,930
Weighted Average Price [Abstract]
Balance at beginning of period (in dollars per share)	$ 9.83		$ 12.81	$ 29.94
Granted (in dollars per share)	$ 10.15		$ 10.31	$ 7.30
Vested (in dollars per share)	$ 21.55		$ 23.99	$ 33.06
Forfeited (in dollars per share)	$ 8.18		$ 10.68	$ 26.69
Balance at end of period (in dollars per share)	$ 8.34		$ 9.83	$ 12.81
Vesting schedule for restricted shares and deferred incentive share units [Abstract]
Total share based payment awards, other than options	281,233		454,070	479,930
Deferred Incentive Share Units [Member]
Market Condition Goals [Abstract]
Fair value of incentive awards at period end	$ 455,000
Restricted shares and deferred incentive share unit activity [Roll Forward]
Balance at beginning of period (in shares)	27,370		15,640	18,055
Granted (in shares)	0		20,435	3,805
Vested (in shares)	(3,030)		(4,930)	(4,355)
Forfeited (in shares)	(6,580)		(3,775)	(1,865)
Balance at end of period (in shares)	17,760		27,370	15,640
Weighted Average Price [Abstract]
Balance at beginning of period (in dollars per share)	$ 21.65		$ 25.71	$ 34.08
Granted (in dollars per share)	$ 0		$ 23.97	$ 14.83
Vested (in dollars per share)	$ 14.93		$ 45.11	$ 47.78
Forfeited (in dollars per share)	$ 14.06		$ 20.38	$ 32.99
Balance at end of period (in dollars per share)	$ 25.61		$ 21.65	$ 25.71
Vesting schedule for restricted shares and deferred incentive share units [Abstract]
2013	0
2014	1,490
2015	16,270
2016	0
Total share based payment awards, other than options	17,760		27,370	15,640
2010 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)					600,000
Term of equity plan	10 years 0 months 0 days
Stock Option Plan [Member]
Shares [Roll Forward]
Outstanding at beginning of period (in shares)	2,453		29,961	86,280
Forfeited (in shares)	(2,453)		(27,508)	(56,319)
Outstanding at end of period (in shares)			2,453	29,961
Vested and Exercisable (in shares)	0
Weighted Average Price [Rollforward]
Outstanding at beginning of period (in dollars per share)	$ (35.70)		$ (33.69)	$ (31.46)
Forfeited (in dollars per share)	$ (35.70)		$ (33.51)	$ (30.28)
Outstanding at end of period (in dollars per share)			$ (35.70)	$ (33.69)
Vested and Exercisable at end of period (in dollars per share)	$ 0.00
Directors Stock Option Plan [Member]
Shares [Roll Forward]
Outstanding at beginning of period (in shares)	0		0	0
Forfeited (in shares)	0		0	0
Outstanding at end of period (in shares)			0	0
Vested and Exercisable (in shares)	0
Weighted Average Price [Rollforward]
Outstanding at beginning of period (in dollars per share)	$ 0.00		$ 0.00	$ 0.00
Forfeited (in dollars per share)	$ 0.00		$ 0.00	$ 0.00
Outstanding at end of period (in dollars per share)			$ 0.00	$ 0.00
Vested and Exercisable at end of period (in dollars per share)	$ 0.00
Directors Stock Option Plan 2001 [Member]
Shares [Roll Forward]
Outstanding at beginning of period (in shares)	3,000		9,500	12,500
Forfeited (in shares)	(3,000)		(6,500)	(3,000)
Outstanding at end of period (in shares)			3,000	9,500
Vested and Exercisable (in shares)	0
Weighted Average Price [Rollforward]
Outstanding at beginning of period (in dollars per share)	$ (38.95)		$ (42.47)	$ (41.63)
Forfeited (in dollars per share)	$ (38.95)		$ (44.10)	$ (38.95)
Outstanding at end of period (in dollars per share)			$ (38.95)	$ (42.47)
Vested and Exercisable at end of period (in dollars per share)	$ 0.00

[1]	The market condition restricted shares will vest in the years noted above subject to achievement of the market condition goals described.